Report Of The Directors Financial Review Risk Report - Reconciliation from reported exposure and ECL to sensitised exposure and ECL (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ (2,948,360)	$ (2,856,717)
Debt securities
Disclosure of financial assets [line items]
Financial assets	(148,326)	(109,066)
Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(309,606)	(278,132)
Financial assets measured at fair value through other comprehensive income, category | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(309,606)	(278,132)
Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(148,326)	(109,066)
Financial investments - measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	(117,593)	(74,559)
Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(959,849)	(954,441)
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	(2,432,751)
Gross carrying amount | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(2,022,797)	(1,994,486)
Gross carrying amount | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(325,593)
Gross carrying amount | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	93,312
Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	1,471
Gross carrying amount | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(960,271)	(954,934)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,740,550)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(2,700,821)	(2,632,057)
Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(309,703)	(278,258)
Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	(302,348)	(265,147)
Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(309,703)	(278,258)
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,700,821)	(2,632,057)
Gross carrying amount | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	620,663
Gross carrying amount | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	(960,271)	(954,934)
Gross carrying amount | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(960,271)	(954,934)
Gross carrying amount | Financial investments - measured at amortised cost | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(960,271)	(954,934)
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,990,378)	(1,927,222)
Gross carrying amount | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(17,024)
Gross carrying amount | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	93,312
Gross carrying amount | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	(2,704)
Gross carrying amount | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,034,912)
Gross carrying amount | Wholesale | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	(302,348)
Gross carrying amount | Wholesale | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	579,534
Gross carrying amount | Retail
Disclosure of financial assets [line items]
Financial assets	(442,373)	(417,356)
Gross carrying amount | Retail | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(308,569)
Gross carrying amount | Retail | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0
Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	4,175
Gross carrying amount | Retail | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(705,638)
Gross carrying amount | Retail | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	0
Gross carrying amount | Retail | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	41,129
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	5,469
Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Financial assets	11,511	12,009
Allowance for ECL | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	6,330
Allowance for ECL | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	35
Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	95
Allowance for ECL | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	422	493
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	11,495
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	11,917	12,447
Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Disclosure of financial assets [line items]
Financial assets	97	126
Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	97	126
Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	97	126
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	11,917	12,447
Allowance for ECL | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	267
Allowance for ECL | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	422	493
Allowance for ECL | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	422	493
Allowance for ECL | Financial investments - measured at amortised cost | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	422	493
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,507	3,083
Allowance for ECL | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	6,237
Allowance for ECL | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	35
Allowance for ECL | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	84
Allowance for ECL | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	8,603
Allowance for ECL | Wholesale | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	97
Allowance for ECL | Wholesale | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	93
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,962	$ 2,972
Allowance for ECL | Retail | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	93
Allowance for ECL | Retail | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0
Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	11
Allowance for ECL | Retail | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	2,892
Allowance for ECL | Retail | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets [line items]
Financial assets	0
Allowance for ECL | Retail | Financial investments - measured at amortised cost | Other, including held for sale
Disclosure of financial assets [line items]
Financial assets	$ 174